January 22, 2016


Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

         Re:     Elkhorn Unit Trust, Series 9
                 File No. 333-208406

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on January 21, 2016.


                                                         ELKHORN SECURITIES, LLC


                                                      BY: /s/ Benjamin T. Fulton
                                                      --------------------------
                                                         Chief Executive Officer